Class A Ordinary Shares Subject to Possible Redemption	9 Months Ended
Sep. 30, 2021
Stockholders' Equity Note [Abstract]
Class A Ordinary Shares Subject to Possible Redemption
Note 7 — Class A Ordinary Shares Subject to Possible Redemption

The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 500,000,000
shares of Class A ordinary shares with a par value of
$0.0001
per share. Holder of the Company’s Class A ordinary shares are entitled to one vote for each share. As of September 30, 2021, there were 34,500,000 shares of Class A ordinary shares outstanding, all of which were subject to redemption. There were no
Class A shares outstanding as of December 31, 2020.
As of September 30, 2021, Class A ordinary shares reflected on the unaudited condensed balance sheet is reconciled on the following table:

As of September 30, 2021
Gross Proceeds	$345,000,000
Less:
Amount allocated to Warrants	(8,711,250)
Offering costs associated with Class A ordinary shares	(19,011,139)
Plus:
Accretion of carrying value to redemption value	27,722,389

Class A ordinary shares subject to possible redemption	$345,000,000